Convertible Notes Payable	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 6 – Convertible Notes Payable

Securities Purchase Agreement

On June 26, 2017 IronClad entered into a Securities Purchase Agreement to issue a 12% convertible note payable for an aggregate principal amount of $78,500 with the intent of meeting certain conditions precedent to closing and funding on or before July 7, 2017. The closing conditions were met prior to that date and the convertible note payable was closed and funded on July 6, 2017. The Company received cash proceeds of $75,000 net of transaction costs of $3,500. The $3,500 is recorded as a discount amount on the note payable and will be amortized as interest expenses over the life of the note. $1,226 was amortized in the three months ended September 30, 2017; accrued interest payable at September 30, 2017 was $2,503.

The note matures on March 30, 2018 and interest costs accrue on the unpaid principal balance at 12% annually until March 30, 2018, and after that if not paid at maturity interest accrues annually at 22% until the principal amount and all interest accrued and unpaid are paid.

The holder of the note, at its sole election, may convert the note into shares of common stock of the Company at any time during the period beginning on the date which is one hundred and eighty days following the date of the note (dated June 26, 2017) and ending on the later of i) the maturity date, or ii) the date of payment of a default amount, if any.

The shares to be issued are a function of a variable conversion price which is 65% of a market price defined to be the lowest one day closing bid price for the Company’s common stock during the fifteen day trading period ending on the last trading day prior to exercising the conversion right. The Company will keep available authorized shares reserved, initially 289,846 shares, but in any event authorized shares equal to six times the number of shares that would be issuable upon full conversion of the note from time to time.

The conversion feature of the note represents an embedded derivative. Once definitive pricing facts and circumstances are known in late December (and which are not known at present) regarding the market value of IronClad’s common stock at that time, the cost of that derivative will be determined using a Black-Scholes valuation model. At the close of accounting periods subsequent to the initial valuation a redetermination of the derivative valuation will be made using an updated Black-Scholes valuation model. Any gain or loss in the liability value will be recognized as a fair valuation adjustment to earnings.

Commitment Note and Convertible Note

On August 24, 2017, IronClad entered into an Investment Agreement to establish an equity line of funding for the potential future issuance and purchase of IronClad’s shares of Class A common stock. See Note 7.

As consideration for its commitment to purchase shares of IronClad’s Class A common stock pursuant to the Investment Agreement, IronClad issued to the counterparty of the agreement a 7 month 10% convertible promissory note (the “Commitment Note”) in the principal amount of $100,000. The Commitment Note matures on March 24, 2018. The Commitment Note is convertible into shares of IronClad’s Class A common stock at the fixed price of $3.25 per share; provided, however, that at any time and from time to time after a default (as of September 30, 2017, and to the date of the filing of this report, no events of default have occurred) occurs solely due to the fact the Commitment Note is not retired on or before the maturity date, all or any part of the Commitment Note is convertible into shares of Class A common stock of the Company at a per share price equal to the lower of: (a) $3.25 or (b) 65% of the average of the two lowest per share trading prices of the Class A common stock during the twenty consecutive trading days prior to the conversion date.

The Commitment Note is included as a financing fee expense at the date of the transaction. The Commitment Note was to finance the $100,000 cost of the commitment fee to the counterparty of the Investment Agreement, and is accordingly included in the financing fee expenses for the period ended September 30, 2017. The amount of the commitment fee can be reduced by $35,000 or $17,500 if a registration statement registering the shares that would be issued under the equity line becomes effective within 90 or 135 days, respectively, of August 24, 2017. As of the filing date of this report the registration statement has not become effective.

On August 24, 2017, in connection with the entry into the Investment Agreement, IronClad also issued a 10% convertible note (the “Convertible Note”) in an aggregate principal amount of $330,000 with a 10% original issue discount (“OID”). The initial consideration in the amount of $165,000 was funded on August 24, 2017. The Company received net proceeds of $150,000 (which represents the deduction of the 10% original issue discount for the note holder’s due diligence and legal fees). The Company may make additional borrowings in such amounts and at such dates as the note holder may choose in its sole discretion. The balance of an individual borrowings mature seven months from its funding date.

The Convertible Note also has an embedded beneficial conversion feature (“BCF”) based on a stated conversion price of $1.00 per share. The market price of a share of IronClad’s common stock at the time of the first borrowing under the note was $3.50 thus establishing an intrinsic value of $2.50 on that date.

The Company received the first borrowing for $165,000 under the Convertible Note on August 24, 2017 and net cash proceeds of $150,000 were received after deducting for the original issue discount and lender transaction costs of $15,000. An additional $12,000 of costs was incurred by IronClad directly relating to the note. Both the $15,000 and the $12,000 are recorded as discount amounts on the $165,000 note payable and are amortized as interest expenses over the life of the borrowing. The maturity date of this borrowing under the note is seven months from its funding date which is March 24, 2018.

The valuation of the BCF related to the $165,000 borrowing on the Convertible Note and with an intrinsic value of $2.50 per share (based on a $3.50 closing price less the $1.00 per share conversion price) is approximately $424,407 using a Black-Scholes valuation model. That amount is recorded as a contra-note payable amount (similar to the recorded OID and transaction costs), but only for an amount not in excess of and thus capped by the otherwise undiscounted amount of the note payable. The amount of the derivative formally recorded is $138,000 ($165,000 net of $27,000) and will be amortized as interest expense over the life of the loan.

Subsequent to September 30, 2017, a second borrowing of $82,500 under the Convertible Note for $330,000 was closed and funded on October 23, 2017. The Company received net proceeds of $75,000 after deducting for original issue discount and lender transaction costs of $7,500. An additional $6,000 of costs was incurred by IronClad relating to the Convertible Note. Both the $7,500 and the $6,000 will be recorded as discount amounts on the $82,500 note payable and amortized as interest expenses over the life of the borrowing. The maturity date of this borrowing under the Convertible Note is also defined to be seven months from its borrowing date which is May 24, 2018. The market price of a share of IronClad’s common stock at the time of funding was $4.40 making the intrinsic value of the derivative $3.40. The valuation of the BCF is estimated to be approximately $289,000 and is capped at $69,000, the otherwise undiscounted amount of the note payable.

InterLok Convertible Notes

On August 8, 2016, InterLok issued two 5% convertible senior promissory notes for a principal amount of $30,000 each and, on August 16, 2016, issued one 5% convertible senior promissory note for $150,000 for an aggregate principal amount of $210,000.  Interest costs accrued on the unpaid principal balances at five percent (5%) annually until the principal amount and all interest accrued thereon was paid at the earlier of 1) the maturity date two years later on August 8, 2018 or August 16, 2018, respectively, or 2) on the conversion of the notes into shares of common stock at a price equal to a conversion price of $0.15 per share.

The notes automatically converted into shares of common stock at a conversion price of $0.15 per share, subject to adjustment under certain circumstances in the event of an acquisition transaction or a public offering event.  The Company was precluded from entering into an acquisition or public offering event without first obtaining the prior written approval of any of the note holders.  If any holder declined to provide approval for an acquisition transaction or public offering, the Company could have immediately prepaid the entire outstanding principal amounts and accrued interest amounts on the notes.  Two of the notes contained the option to purchase additional shares of common stock.

During the period ended March 31, 2017, the principal balances of all three 5% convertible senior promissory notes were converted into 1,400,000 shares of IronClad Class A common stock. Accrued interest of $6,115 on the notes was paid in cash during the quarter ended June 30, 2017, $1,973 of which was incurred as interest expense in 2017.